Transfers of Financial Assets Not Qualifying for Derecognition (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities
The following table analyses the carrying amount of financial assets that did not qualify for derecognition and their associated financial liabilities:

				Group
	2022		2021
	Assets	Liabilities	Assets	Liabilities
Nature of transaction	£m	£m	£m	£m
Sale and repurchase agreements	120	(128)	171	(172)
Securities lending agreements	2,871	(2,509)	1,892	(1,742)
Securitisations (See Notes 14 and 26)	3,680	(897)	4,486	(759)
	6,671	(3,534)	6,549	(2,673)